Quarterly Report
March 31, 2020
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.3%
Asset-Backed & Securitized – 2.7%
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		$710,554	$743,360
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.851% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		725,000	690,672
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.481% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)		388,767	377,211
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		854,664	787,063
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.319% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		901,666	837,257
Palmer Square Loan Funding Ltd., 2020-1A, “A1”, FLR, 2.482% (LIBOR - 3mo. + 0.8%), 2/20/2028 (n)		250,000	238,025
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.031% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		764,124	738,828
TICP CLO Ltd., 2018-13R, “A”, FLR, 2.659% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)		1,283,440	1,241,717
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052		392,680	410,063
			$6,064,196
Automotive – 0.5%
Hyundai Capital America, 2.85%, 11/01/2022 (n)		$444,000	$433,578
Hyundai Capital America, 2.375%, 2/10/2023 (n)		225,000	212,128
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)		441,000	426,535
			$1,072,241
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$348,429
Emerging Market Sovereign – 2.7%
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	4,700,000	$6,106,551
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022		$55,000	$55,387
Howard University, Washington D.C., 2.801%, 10/01/2023		60,000	60,929
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021		52,000	52,267
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		66,000	67,217
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		82,000	83,273
			$319,073
International Market Sovereign – 45.8%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	795,782	$556,538
Commonwealth of Australia, Inflation Linked Bond, 0.75%, 11/21/2027		3,046,450	1,932,540
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		770,175	580,351
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		2,462,508	1,870,974
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	8,045,159	7,157,293
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031		2,166,159	2,211,412
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		1,866,205	1,876,615
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041		321,033	301,398
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	825,924,600	7,677,393
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	4,249,830	3,142,992
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		1,394,770	1,116,010
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	1,351,948	1,619,676
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		879,844	1,012,862
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		3,157,787	3,818,247
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		2,039,680	2,401,992
Republic of Cyprus, 2.75%, 2/26/2034		370,000	469,309
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030		1,197,598	1,495,666
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032		191,310	307,995
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2036 (n)		1,220,609	1,453,615
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		271,555	325,794
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		1,872,261	2,336,423
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		2,437,208	2,701,941
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		707,632	877,440
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		1,117,027	1,421,916

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034	GBP	1,683,066	$3,188,839
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,261,285	4,910,853
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036		2,011,698	3,720,938
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,020,192	2,219,479
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		1,131,407	2,363,968
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,354,082	2,980,226
United Kingdom Treasury, Inflation Linked Bond, 4.5%, 12/07/2042		2,765,000	6,063,892
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,756,139	3,596,617
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		907,452	1,905,892
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,004,252	2,457,380
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2048		237,942	517,888
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,425,763	3,448,109
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,254,606	2,981,600
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		1,064,427	3,376,297
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		575,972	1,425,658
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		936,920	2,353,971
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,224,856	3,521,572
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		429,595	1,232,748
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,099,791	3,311,758
			$104,244,077
Medical & Health Technology & Services – 0.2%
Toledo Hospital, 5.325%, 11/15/2028		$487,000	$544,151
Mortgage-Backed – 0.5%
Freddie Mac, 3.85%, 5/25/2028		$390,000	$456,787
Freddie Mac, 3.854%, 6/25/2028		555,000	652,828
			$1,109,615
Municipals – 0.7%
Chicago, IL, Board of Education, “E”, 6.138%, 12/01/2039		$550,000	$672,854
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043		480,000	501,254
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042		380,000	355,045
			$1,529,153
U.S. Treasury Inflation Protected Securities – 44.0%
U.S. Treasury Bonds, 0.375%, 7/15/2023		$1,750,337	$1,760,371
U.S. Treasury Bonds, 0.625%, 1/15/2024		937,549	952,844
U.S. Treasury Bonds, 0.25%, 1/15/2025		1,924,546	1,941,825
U.S. Treasury Bonds, 2.375%, 1/15/2025		3,658,188	4,057,123
U.S. Treasury Bonds, 0.625%, 1/15/2026		2,062,792	2,130,613
U.S. Treasury Bonds, 2%, 1/15/2026		2,052,305	2,282,834
U.S. Treasury Bonds, 0.375%, 1/15/2027		5,450,766	5,577,698
U.S. Treasury Bonds, 2.375%, 1/15/2027		4,800,875	5,562,981
U.S. Treasury Bonds, 1.75%, 1/15/2028		5,354,084	6,086,624
U.S. Treasury Bonds, 3.625%, 4/15/2028		5,612,699	7,220,212
U.S. Treasury Bonds, 2.5%, 1/15/2029		2,458,351	3,014,225
U.S. Treasury Bonds, 3.875%, 4/15/2029		3,908,952	5,265,424
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,673,343	2,337,662
U.S. Treasury Bonds, 2.125%, 2/15/2041		1,468,966	2,045,293
U.S. Treasury Bonds, 0.75%, 2/15/2042		7,718,763	8,644,487
U.S. Treasury Bonds, 0.625%, 2/15/2043		3,012,704	3,307,430
U.S. Treasury Bonds, 1.375%, 2/15/2044		2,419,662	3,101,472
U.S. Treasury Bonds, 1%, 2/15/2046		544,370	661,567
U.S. Treasury Bonds, 1%, 2/15/2048		2,804,675	3,452,572
U.S. Treasury Notes, 0.125%, 1/15/2022 (f)		6,321,220	6,233,683
U.S. Treasury Notes, 0.125%, 1/15/2023		2,249,769	2,222,649
U.S. Treasury Notes, 0.125%, 7/15/2024		4,156,719	4,165,584
U.S. Treasury Notes, 0.375%, 7/15/2025		3,794,351	3,870,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 7/15/2026	$3,536,459	$3,567,831
U.S. Treasury Notes, 0.375%, 7/15/2027	3,163,770	3,253,258
U.S. Treasury Notes, 0.5%, 1/15/2028	4,889,255	5,092,040
U.S. Treasury Notes, 0.25%, 7/15/2029	2,157,203	2,239,796
		$100,048,233
Total Bonds		$221,385,719
Investment Companies (h) – 6.4%
Money Market Funds – 6.4%
MFS Institutional Money Market Portfolio, 1.28% (v)	14,505,340	$14,508,241

Other Assets, Less Liabilities – (3.7)%		(8,339,496)
Net Assets – 100.0%		$227,554,464
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,508,241 and $221,385,719, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,838,621, representing 4.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 3/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	3,673,000	USD	2,212,636	State Street Bank Corp.	5/22/2020	$47,053
DKK	3,969,185	USD	582,065	Citibank N.A.	5/26/2020	5,483
EUR	3,051,411	USD	3,330,231	Deutsche Bank AG	5/22/2020	41,666
EUR	11,487,427	USD	12,558,457	Goldman Sachs International	5/22/2020	135,480
EUR	823,464	USD	903,478	JPMorgan Chase Bank N.A.	5/22/2020	6,474
GBP	2,853,806	USD	3,427,500	Goldman Sachs International	5/22/2020	120,687
GBP	1,894,034	USD	2,254,013	State Street Bank Corp.	5/22/2020	100,873
JPY	321,408,014	USD	2,923,299	Deutsche Bank AG	5/22/2020	72,484

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
JPY	200,237,000	USD	1,803,268	JPMorgan Chase Bank N.A.	5/22/2020	$63,104
NOK	23,893,000	USD	2,276,529	Goldman Sachs International	5/22/2020	22,225
NZD	4,193,000	USD	2,474,140	BNP Paribas S.A.	5/22/2020	26,830
SEK	12,149,924	USD	1,209,167	Barclays Bank PLC	5/22/2020	20,383
USD	929,577	AUD	1,507,236	JPMorgan Chase Bank N.A.	5/22/2020	2,301
USD	584,843	AUD	890,000	Morgan Stanley Capital Services, Inc.	5/22/2020	37,301
USD	2,454,493	CAD	3,265,323	Citibank N.A.	5/22/2020	133,042
USD	1,303,521	CAD	1,780,000	Merrill Lynch International	5/22/2020	38,047
USD	722,677	CAD	970,000	Morgan Stanley Capital Services, Inc.	5/22/2020	33,064
USD	717,695	CAD	955,000	State Street Bank Corp.	5/22/2020	38,747
USD	1,116,987	EUR	1,000,000	BNP Paribas S.A.	5/22/2020	11,958
USD	2,485,729	EUR	2,234,000	Credit Suisse Group	5/22/2020	17,095
USD	323,066	EUR	290,000	Morgan Stanley Capital Services, Inc.	5/22/2020	2,608
USD	748,868	GBP	583,000	Deutsche Bank AG	5/22/2020	24,013
USD	540,958	GBP	418,000	Morgan Stanley Capital Services, Inc.	5/22/2020	21,251
USD	2,747,690	JPY	280,071,000	Goldman Sachs International	5/22/2020	137,201
USD	134,360	JPY	14,000,000	State Street Bank Corp.	5/22/2020	3,869
USD	4,105,244	NZD	6,505,105	Brown Brothers Harriman	5/22/2020	225,188
USD	1,049,301	NZD	1,747,865	JPMorgan Chase Bank N.A.	5/22/2020	6,764
USD	1,245,676	NZD	1,960,693	State Street Bank Corp.	5/20/2020	76,176
USD	143,213	NZD	227,000	State Street Bank Corp.	5/22/2020	7,816
						$1,479,183
Liability Derivatives
AUD	18,576	USD	12,194	Brown Brothers Harriman	5/22/2020	$(765)
AUD	1,980,000	USD	1,314,680	Deutsche Bank AG	5/22/2020	(96,552)
EUR	1,502,939	USD	1,701,510	Barclays Bank PLC	5/22/2020	(40,719)
EUR	1,733,721	USD	1,993,969	Citibank N.A.	5/22/2020	(78,158)
EUR	1,294,000	USD	1,479,540	Deutsche Bank AG	5/22/2020	(49,633)
EUR	1,050,000	USD	1,192,370	Morgan Stanley Capital Services, Inc.	5/22/2020	(32,090)
GBP	7,141,097	USD	9,233,652	Merrill Lynch International	5/22/2020	(355,000)
JPY	19,596,000	USD	185,237	Goldman Sachs International	5/22/2020	(2,587)
NOK	240,000	USD	25,584	Merrill Lynch International	5/22/2020	(2,493)
NZD	952,000	USD	601,725	Deutsche Bank AG	5/22/2020	(33,892)
SEK	2,323,693	USD	239,576	Goldman Sachs International	5/22/2020	(4,422)
USD	1,181,924	AUD	1,969,000	Goldman Sachs International	5/22/2020	(29,437)
USD	1,203,514	AUD	1,967,000	Morgan Stanley Capital Services, Inc.	5/22/2020	(6,616)
USD	4,704,367	CAD	6,657,084	JPMorgan Chase Bank N.A.	5/22/2020	(28,425)
USD	65,824	DKK	450,000	Barclays Bank PLC	5/26/2020	(788)
USD	2,655,054	EUR	2,415,229	Deutsche Bank AG	5/22/2020	(13,844)
USD	464,003	EUR	420,000	Goldman Sachs International	5/22/2020	(109)
USD	1,920,793	EUR	1,754,000	JPMorgan Chase Bank N.A.	5/22/2020	(17,427)
USD	1,366,529	GBP	1,100,000	BNP Paribas S.A.	5/22/2020	(1,121)
USD	80,775	GBP	65,000	Citibank N.A.	5/22/2020	(40)
USD	2,500,563	GBP	2,094,000	State Street Bank Corp.	5/22/2020	(102,945)
USD	111,736	JPY	12,000,000	BNP Paribas S.A.	5/22/2020	(114)
USD	1,161,331	JPY	125,000,000	Brown Brothers Harriman	5/22/2020	(3,770)
USD	2,337,230	SEK	23,452,000	Goldman Sachs International	5/22/2020	(36,070)
						$(937,017)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	120	$16,642,500	June – 2020	$(316,061)
At March 31, 2020, the fund had cash collateral of $510,000 and other liquid securities with an aggregate value of $234,915 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$100,048,233	$—	$100,048,233
Non - U.S. Sovereign Debt	—	110,350,628	—	110,350,628
Municipal Bonds	—	1,529,153	—	1,529,153
U.S. Corporate Bonds	—	1,857,359	—	1,857,359
Residential Mortgage-Backed Securities	—	1,109,615	—	1,109,615
Commercial Mortgage-Backed Securities	—	1,153,423	—	1,153,423
Asset-Backed Securities (including CDOs)	—	4,910,773	—	4,910,773
Foreign Bonds	—	426,535	—	426,535
Mutual Funds	14,508,241	—	—	14,508,241
Total	$14,508,241	$221,385,719	$—	$235,893,960
Other Financial Instruments
Futures Contracts – Liabilities	$(316,061)	$—	$—	$(316,061)
Forward Foreign Currency Exchange Contracts – Assets	—	1,479,183	—	1,479,183
Forward Foreign Currency Exchange Contracts – Liabilities	—	(937,017)	—	(937,017)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,004,405	$35,965,572	$27,463,434	$2,083	$(385)	$14,508,241
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,883	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
United States	51.3%
United Kingdom	24.4%
Canada	5.1%
Spain	3.9%
Japan	3.4%
Italy	3.2%
Greece	2.7%
Australia	2.2%
New Zealand	1.9%
Other Countries	1.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.